Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 22,652	$ 34,280	$ 33,674
At one point in time
Total revenue	22,480	33,942	31,243
Over time
Total revenue	172	338	2,431
IoT
Total revenue	20,504	29,404	30,435
IoT | Secure chips
Total revenue	20,504	29,404	30,435
IoT | At one point in time
Total revenue	20,504	29,404	30,435
IoT | At one point in time | Secure chips
Total revenue	20,504	29,404	30,435
IoT | Over time
Total revenue	0	0	0
IoT | Over time | Secure chips
Total revenue	0	0	0
mPKI
Total revenue	2,148	4,876	3,239
mPKI | Certificates
Total revenue	172	338	716
mPKI | Licenses and integration
Total revenue	1,976	4,538	808
mPKI | SaaS, PCS and hosting
Total revenue	0	0	1,715
mPKI | At one point in time
Total revenue	1,976	4,538	808
mPKI | At one point in time | Certificates
Total revenue	0	0	0
mPKI | At one point in time | Licenses and integration
Total revenue	1,976	4,538	808
mPKI | At one point in time | SaaS, PCS and hosting
Total revenue	0	0	0
mPKI | Over time
Total revenue	172	338	2,431
mPKI | Over time | Certificates
Total revenue	172	338	716
mPKI | Over time | Licenses and integration
Total revenue	0	0	0
mPKI | Over time | SaaS, PCS and hosting
Total revenue	$ 0	$ 0	$ 1,715